Financial Instruments	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS

Note 15: - Financial Instruments

a.	Classification of financial assets and liabilities

The financial assets liabilities in the balance sheet are classified by groups of financial instruments pursuant to IFRS 9:

	December 31,
	2025	2024
	U.S. Dollars in thousands
Financial assets
Financial assets at fair value through other comprehensive income:
Cash flow hedges	197	49
Total Financial assets at fair value through other comprehensive income:	$197	$49

Financial assets at amortized cost:
Cash and cash equivalent	75,469	78,435
Total Financial assets at amortized cost	$75,469	$78,435

Total financial assets	$75,666	$78,484

Financial liabilities

Financial liabilities at fair value through profit or loss:
Foreign exchange forward contracts	15	10
Contingent consideration in business combination(1)	23,237	23,566
Total financial liabilities at fair value through profit or loss	$23,252	$23,576

Financial liabilities measured at amortized cost:

Assumed liabilities through business combination(1)	37,170	40,079
Leases	11,561	11,062
Total financial liabilities measured at amortized cost	$48,731	$54,141

Total financial and lease liabilities	$71,983	$74,717

(1)	Refer to note 13(a) for additional information.
b.	Financial risk factors

The Company’s activities expose it to various financial risks, such as market risk (foreign currency risk, interest rate risk and price risk), credit risk and liquidity risk. The Company’s investment policy focuses on activities that will preserve the Company’s capital. The Company utilizes derivatives to hedge certain exposures to risk.

Risk management is the responsibility of the Company’s management and specifically that of the Company’s Chief Executive Officer (CEO) and Chief Financial Officer (CFO), in accordance with the policy approved by the Board of Directors. The Board of Directors provides principles for overall risk management.

1.	Market risks

Foreign exchange risk

The Company operates in an international environment and is exposed to foreign exchange risk resulting from the exposure to different currencies, mainly the NIS and EUR. Foreign exchange risks arise from recognized assets and liabilities denominated in a foreign currency other than the functional currency, such as trade and other accounts receivables, trade and other accounts payables and capital leases.

As of December 31, 2025, and 2024, the Company held financial derivatives intended to hedge changes in the exchange rate of the USD vs. the NIS and the EUR (see also Note 15f. below).

2.	Credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, trade receivables and foreign currency derivative contracts.

a)	Cash, cash equivalent and short-term investments:

The Company holds cash, cash equivalents, short term deposits and other financial instruments at major financial institutions in Israel and the United States. In accordance with Company policy, evaluations of the relative strength of credit of the various financial institutions are made on an ongoing basis.

Short-term investments include short-term deposits with low risk for a period less than one year.

b)	Trade receivables:

The Company regularly monitors the credit extended to its customers and their general financial condition, and, when necessary, requires collateral as security for the debt such as letters of creditor and down payments. In addition, the Company partially insures its non-Israeli based accounts receivables with foreign trade risk insurance. Refer to Note 6 for additional information.

The Company keeps constant track of customer debt, and, to the extent required, accounts for an allowance for expected credit losses that adequately reflects, in the Company’s assessment, the loss embodied in the debts the collection of which is in doubt.

The Company’s maximum exposure to credit risk for the components of the statement of financial position as of December 31, 2025, and 2024 is the carrying amount of trade receivables.

c)	Foreign currency derivative contracts:

The Company is exposed to foreign currency exchange fluctuations, primarily in USD vs. NIS and EUR. Consequently, it enters into various foreign currency exchange contracts with major Israeli financial institutions (see also Note 15f. below).

d)	Interest rate risk:

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company’s exposure to the risk of changes in market interest rates relates primarily to the Company’s long-term liabilities.

3.	Liquidity risk

The table below summarizes the maturity profile of the Company’s financial liabilities based on contractual undiscounted payments:

December 31, 2025

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$23,242	$-	$-	$-	$-	$23,242
Assumed liabilities(1)	7,057	4,069	4,028	5,792	16,224	37,170
Other accounts payables	12,108	-	-	-	-	12,108
Lease liabilities (including interest)	4,138	2,945	2,039	2,824	9,200	$21,146
	$46,545	$7,014	$6,067	$8,616	$25,424	$93,666

December 31, 2024

	Less than one year	1 to 2	2 to 3	3 to 5	6 and thereafter	Total

Trade payables	$27,735	$-	$-	$-	$-	$27,735
Assumed liabilities(1)	6,913	4,419	4,393	7,675	16,679	40,079
Other accounts payables	9,671	-	-	-	-	9,671
Lease liabilities (including interest)	3,708	3,014	1,700	2,458	10,265	21,145
	$48,027	$7,433	$6,093	$10,133	$26,944	$98,630

(1)	Due the nature of the account which include infinite payments for royalties and milestones to third parties the assumed liabilities reflect the discounted amount. See Note 13(2)

Changes in liabilities arising from financing activities

December 31, 2025

	January 1, 2025	Payments	Foreign exchange fluctuation	New loans and leases	Business combination	Revaluation	termination	December 31, 2025
	U.S. Dollars in thousands
Contingent consideration (1)	23,566	$(3,000)	$-	$-	$-	$2,672	$-	$23,237
Assumed liabilities	40,079	(2,889)	-	-	-	(20)	-	37,170
Leases	11,062	(972)	588	1,222	-	-	(339)	11,561
Total	$74,707	$(6,861)	$588	$1,222	$-	$2,652	$(339)	$71,968

(1)

The contingent consideration fair value as of December 31, 2025, was based on “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk-adjusted discount rate of 9.6% and volatility of 13.32%. totaled $23,237 thousand.

December 31, 2024

	January 1, 2024	Payments	Foreign exchange fluctuation	New loans and leases	Business combination	Revaluation	termination	December 31, 2024
	U.S. Dollars in thousands
Contingent consideration (1)	21,855	(3,000)	-	-	-	4,711	-	23,566
Assumed liabilities	46,375	(9,667)	-	-	-	3,370	-	40,079
Leases	8,822	(1,251)	128	3,432	-	-	(69)	11,062
Total	$77,052	$(13,918)	$128	$3,432	$-	$8,081	$(69)	$74,707

(1)	The contingent consideration fair value as of December 31, 2024, was based on “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk-adjusted discount rate of 11.5% and volatility of 14.19%. totaled $23,566 thousand.

c.	Fair value

The following table demonstrates the carrying amount and fair value of the financial assets and liabilities presented in the financial statements not at fair value:

	Carrying Amount		Fair Value
	December 31,		December 31,
	2025	2024	2025	2024
	U.S. Dollars in thousands
Assumed liabilities	37,170	40,079	35,888	37,676
Total Financial liabilities	$37,170	$40,079	$35,888	$37,676

The fair value of the assumed liabilities was calculated using the discounted cash-flow (DCF) valuation method under the income approach which considers future cash flows projections discounted by an interest rate that reflects market conditions (Level 3).

The carrying amount of cash and cash equivalents, short-term bank deposits, trade and other receivables, trade and other payables approximates their fair value, due to the short-term maturities of the financial instruments.

d.	Classification of financial instruments by fair value hierarchy

Financial assets (liabilities) measured at fair value:

Financial assets (liabilities) measured at fair value:	Level 1	Level 2	Level 3 (1)
	U.S. Dollars in thousands
December 31, 2025
Derivatives instruments	-	197	-
Contingent consideration (1)	-	-	(23,237)
	$-	$197	$(23,237)

(1)	For changes in Contingent Consideration see Note 15(b)

Financial assets (liabilities) measured at fair value:	Level 1	Level 2	Level 3 (1)
	U.S. Dollars in thousands
December 31, 2024
Derivatives instruments	-	49	-
Contingent consideration (1)	-	-	(23,566)
	$-	$49	$(23,566)

(1)	For changes in Contingent Consideration see Note 15(b)

During 2025 and 2024 there was no transfer due to the fair value measurement of any financial instrument from Level 1 to Level 2, and furthermore, there were no transfers to or from Level 3 due to the fair value measurement of any financial instrument.

Sensitivity tests and principal work assumptions

The selected changes in the relevant risk variables were determined based on management’s estimate as to reasonable possible changes in these risk variables.

The Company has performed sensitivity tests of principal market risk factors that are liable to affect its reported operating results or financial position. The sensitivity tests present the profit or loss in respect of each financial instrument for the relevant risk variable chosen for that instrument as of each reporting date. The test of risk factors was determined based on the materiality of the exposure of the operating results or financial condition of each risk with reference to the functional currency and assuming that all the other variables are constant.

	December 31,
	2025	2024
	U.S. Dollars in thousands
Sensitivity test to changes in foreign currency:
Gain (loss) from change:
5% increase in NIS	$(982)	$(852)
5% decrease in NIS	$982	$852
5% increase in Euro	$(80)	$(56)
5% decrease in Euro	$80	$56
e.	Linkage terms of financial liabilities by groups of financial instruments pursuant to IFRS 9:

	December 31,
	2025	2024
	U.S. Dollars in thousands
In NIS:
Leases measured at amortized cost	$6,207	$6,025

	$6,207	$6,025
In USD:
Contingent consideration at fair value through profit or loss	23,237	23,566
Assumed liabilities measured at amortized cost	37,170	40,079
Leases measured at amortized cost (1)	5,354	5,037
	$65,761	$68,682

(1)	The balance, as of December 31, 2024, includes short-term lease in the amount of $267 thousand that was classified to other accounts receivables (refer to Note 14 for further)

f.	Derivatives and hedging:

Derivatives instruments not designated as hedging

The Company has foreign currency forward contracts designed to protect it from exposure to fluctuations in exchange rates, mainly of NIS and EUR, in respect of its trade receivables, trade payables. Foreign currency forward contracts are not designated as cash flow hedges, fair value or net investment in a foreign operation. These derivatives are not considered as hedge accounting. As of December 31, 2025, and December 31, 2024, the fair value of the derivative instruments not designated as hedging was accounted for as a financial liability of $15 thousand and $10 thousand, respectively. The open transactions (Derivative contract which have not yet been settled) for those derivatives were in an amount of $4,849 thousand and $3,652 thousand, respectively.

Cash flow hedges:

As of December 31, 2025, and December 31, 2024, the Company held NIS/USD hedging contracts (cylinder contracts) designated as hedges of expected future salaries expenses and for expected future purchases from Israeli suppliers.

The main terms of these positions were set to match the terms of the hedged items. As of December 31, 2025, and December 31, 2024, the fair value of the derivative instruments designated as hedge accounting was an asset of $197 thousand and $49 thousand respectively. The open transactions (Derivative contract which have not yet been settled) for those derivatives were in an amount of $1,023 thousand and $562 thousand respectively.

Cash flow hedges of the expected salaries and suppliers’ expenses as of December 31, 2025, and December 31, 2024 were estimated as effective and accordingly a net unrecognized income in the amount of $126 thousand and a net unrecognized expense of $89 thousand, respectively were accounted for as other comprehensive income. The ineffective portion was allocated to finance expenses.